Federated Hermes Short-Term Income Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—46.5%
		Basic Industry - Metals & Mining—0.3%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,503,864
		Capital Goods - Aerospace & Defense—0.8%
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,995,438
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,733,084
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	4,843,042
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,190,302
		TOTAL	11,761,866
		Capital Goods - Construction Machinery—1.2%
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,488,186
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,037,587
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,894,685
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,442,860
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,672,531
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 4.523%, 10/11/2024	2,094,471
		TOTAL	17,630,320
		Capital Goods - Diversified Manufacturing—1.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,990,295
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,074,197
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,878,674
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	709,418
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,441,997
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,651,829
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,284,661
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,500,376
		TOTAL	16,531,447
		Communications - Media & Entertainment—0.5%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,682,993
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,633,436
		TOTAL	7,316,429
		Communications - Telecom Wireless—0.8%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,494,444
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,099,620
		TOTAL	11,594,064
		Communications - Telecom Wirelines—0.1%
960,000		AT&T, Inc., Sr. Unsecd. Note, 4.964%, 3/25/2024	960,053
		Consumer Cyclical - Automotive—4.1%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,883,369
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	4,872,506
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,284,783
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.063%, 12/13/2024	5,966,126
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,118,825
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,029,654
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.943%, 10/15/2024	4,918,037
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.245%, 2/26/2027	4,831,614
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,671,661

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	$ 5,475,349
4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,095,841
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,749,617
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,756,004
		TOTAL	58,653,386
		Consumer Cyclical - Services—0.1%
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,897,535
		Consumer Non-Cyclical - Food/Beverage—1.7%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,262,173
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,326,628
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,549,507
800,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.000%, 2/2/2026	800,902
1,390,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 5.839% (3-month USLIBOR +1.010%), 10/17/2023	1,396,005
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,871,780
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,395,320
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,940,877
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,245,060
		TOTAL	24,788,252
		Consumer Non-Cyclical - Health Care—1.2%
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,216,214
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,929,396
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.853%, 10/18/2024	6,635,160
		TOTAL	16,780,770
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,200,223
4,550,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 5.779% (3-month USLIBOR +1.010%), 12/15/2023	4,561,892
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,712,195
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,539,515
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,754,966
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,833,056
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,322,687
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,531,945
		TOTAL	27,456,479
		Consumer Non-Cyclical - Products—0.2%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,545,329
		Consumer Non-Cyclical - Tobacco—0.6%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,056,937
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,600,438
		TOTAL	8,657,375
		Energy - Integrated—0.9%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,128,339
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,610,422
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,625,015
		TOTAL	13,363,776
		Energy - Midstream—0.1%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,424,546
		Energy - Refining—1.0%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,987,638
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,836,242
		TOTAL	13,823,880

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—14.3%
$ 4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	$ 3,711,886
1,700,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 4.766%, 2/18/2025	1,696,152
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,592,568
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,902,440
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,471,314
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,688,508
2,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.963% (3-month BSBY +0.430%), 5/28/2024	2,486,700
10,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	9,634,623
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 4.522%, 10/25/2024	2,480,894
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,745,578
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	4,951,236
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,778,031
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,639,123
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,156,711
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	4,997,991
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,813,772
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,968,597
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.743%, 10/18/2024	4,979,002
4,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,027,483
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,674,198
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,838,184
1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 5.016%, 1/25/2026	1,142,064
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,730,141
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	3,044,550
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,243,805
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.733%, 7/7/2025	6,794,335
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,578,693
5,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 4.495%, 8/9/2023	4,934,975
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	3,145,228
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,983,477
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.243%, 10/21/2027	3,978,330
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.315%, 2/24/2028	3,677,974
2,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.441% (3-month USLIBOR +0.750%), 2/23/2023	2,000,767
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,945,235
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,975,710
3,000,000		Huntington National Bank, Sr. Unsecd. Note, 5.699%, 11/18/2025	3,035,016
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.885%, 12/10/2025	4,940,370
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.088%, 9/22/2027	2,438,720
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,851,421
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,974,105
2,140,000		Morgan Stanley, Sr. Unsecd. Note, 4.947%, 1/24/2025	2,128,557
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	653,596
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	825,823
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.598%, 11/10/2023	1,854,569
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.777%, 1/25/2024	2,998,066
5,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,711,003
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,149,878
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.083%, 9/29/2026	5,792,135
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,775,008
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	2,004,008

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$ 3,081,382
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,051,225
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,792,985
2,915,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,822,624
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,069,731
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	867,002
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,187,215
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,815,249
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,366,924
		TOTAL	204,596,887
		Financial Institution - Finance Companies—1.5%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,571,039
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,422,188
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,664,695
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,342,913
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,748,199
		TOTAL	21,749,034
		Financial Institution - Insurance - Health—0.3%
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,631,701
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,843,223
		TOTAL	4,474,924
		Financial Institution - Insurance - Life—3.0%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,422,207
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,804,095
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,229,767
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,794,830
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,376,307
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,903,001
5,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 4.653%, 1/14/2025	4,973,923
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,164,881
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,887,063
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	9,949,826
3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 4.581%, 8/23/2024	2,967,910
		TOTAL	42,473,810
		Financial Institution - Insurance - P&C—0.5%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,867,815
1,000,000	[2]	HSB Group, Inc., Company Guarantee, Series B, 5.702% (3-month USLIBOR +0.910%), 7/15/2027	910,519
		TOTAL	7,778,334
		Technology—2.3%
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,081,040
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,466,380
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	3,042,875
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,641,579
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,475,520
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,914,343
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,500,019
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,254,803
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	11,619,923
		TOTAL	32,996,482

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.4%
$ 3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	$ 3,426,008
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,948,057
		TOTAL	6,374,065
		Utility - Electric—6.2%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,701,121
4,670,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 5.293% (3-month USLIBOR +0.480%), 11/1/2023	4,652,380
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,703,110
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	5,934,233
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 4.777%, 5/13/2024	3,707,855
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,320,745
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,757,801
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,772,466
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,852,651
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,724,010
2,625,000		Florida Power & Light Co., Sr. Unsecd. Note, 4.703%, 1/12/2024	2,619,357
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 4.624%, 6/28/2024	3,485,305
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 4.653%, 10/18/2024	7,284,991
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.775%, 3/1/2023	1,430,057
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,366,379
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,540,144
2,995,000		PPL Electric Utilities Corp., 4.653%, 6/24/2024	2,960,268
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,424,927
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,778,608
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,786,051
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,747,023
		TOTAL	88,549,482
		Utility - Natural Gas—1.0%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,983,897
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,019,026
		TOTAL	14,002,923
		Utility - Natural Gas Distributor—0.3%
3,830,000	[2]	Southern California Gas Co., Sr. Unsecd. Note, 5.102% (3-month USLIBOR +0.350%), 9/14/2023	3,822,320
		TOTAL CORPORATE BONDS (IDENTIFIED COST $693,668,939)	666,507,632
		ASSET-BACKED SECURITIES—45.5%
		Auto Receivables—28.2%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,874,522
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,872,622
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,653,950
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,852,940
2,025,000		AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,868,375
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,578,922
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,137,675
3,635,000		AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,569,770
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,143,556
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,143,578
5,750,000		Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,363,402
7,250,000		CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,627,461
6,000,000		CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,480,626
1,693,279		Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	1,627,817

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 2,215,027	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	$ 2,130,850
604,098	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	572,562
2,467,506	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	2,331,255
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	5,887,877
3,997,558	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	3,919,256
5,696,786	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	5,654,346
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,360,356
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,866,419
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	17,820,771
3,500,000	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	3,510,400
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,991,211
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,982,906
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,958,639
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,775,812
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,015,989
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,507,547
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,607,082
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,814,136
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,849,145
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,689,690
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,927,509
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,456,389
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,654,084
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,448,874
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,938,233
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,147,846
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,368,765
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,739,603
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,885,154
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,660,819
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,044,186
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,620,565
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,524,630
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,672,643
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,375,888
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,469,298
8,500,000	Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,679,115
8,000,000	Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,133,695
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	1,989,214
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,980,360
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,468,975
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,941,102
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,895,577
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,547,695
7,000,000	NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	6,986,789
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,397,148
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 4.120%, 7/15/2027	3,722,544
2,525,000	Nissan Auto Lease Trust 2023-A, Class A4, 4.800%, 7/15/2027	2,521,830
700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	689,533
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	787,936

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,114,479		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	$ 2,045,254
746,287		Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	720,241
3,255,323		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	3,156,933
1,215,415		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,210,607
2,025,691		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	2,017,751
1,417,984		Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	1,412,518
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,912,493
3,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class B, 0.710%, 8/17/2026	3,475,334
540,000		Santander Consumer Auto Receivables Trust 2021-AA, Class C, 1.030%, 11/16/2026	496,316
2,909,147		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	2,888,887
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,202,620
3,165,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,038,253
15,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,296,000
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,696,268
10,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,393,716
2,500,000		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,485,272
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	3,007,299
6,500,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,469,412
2,250,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,156,114
6,750,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,465,745
5,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,722,542
6,400,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,062,043
14,000,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,191,287
13,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,005,452
4,870,000		Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,852,534
6,330,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	5,953,922
6,220,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,777,011
1,628,147		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	1,604,283
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,774,931
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,642,496
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,367,805
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,606,847
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,259,690
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,542,306
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,917,490
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,526,475
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,197,558
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,312,635
		TOTAL	404,581,804
		Credit Card—4.8%
9,914,000	[2]	American Express Credit Account Master Trust 2018-5, Class B, 5.004% (1-month USLIBOR +0.550%), 12/15/2025	9,914,621
3,000,000	[2]	American Express Credit Account Master Trust 2018-7, Class B, 5.024% (1-month USLIBOR +0.570%), 2/17/2026	3,002,631
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,687,546
6,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,914,934
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,638,359
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,190,823
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,660,802
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,865,210
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,934,439
4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	4,065,796

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	$ 5,226,586
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,301,040
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,223,476
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,287,433
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	1,992,938
		TOTAL	68,906,634
		Equipment Lease—5.2%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	2,991,770
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,466,967
1,970,000		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,953,873
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	983,689
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,968,329
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,817,078
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	1,224,558
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,957,925
4,000,000		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,999,035
49,561		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	49,506
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,296,208
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,461,582
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,734,082
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,725,406
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,605,095
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,618,625
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,357,992
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	1,008,666
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,054,974
425,765		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	423,492
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,141,326
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,948,545
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,174,281
		TOTAL	74,963,004
		Home Equity Loan—0.0%
6,338	[2]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.934% (1-month USLIBOR +0.480%), 1/15/2028	5,846
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	138,666
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	144,512
		Other—5.5%
3,537,085		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,533,574
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	986,072
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	988,466
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,824,661
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,869,027
1,550,000		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	1,560,649
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,853,694
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,792,477
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,986,077
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,460,105
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,772,928
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,906,719
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,314,860

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 685,956		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	$ 677,464
1,490,234		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,406,083
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,129,782
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,395,735
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,185,726
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,715,191
1,598		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	1,595
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,492,881
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,212,052
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,185,005
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,817,315
		TOTAL	78,068,138
		Student Loans—1.8%
775,938	[2]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.185% (1-month USLIBOR +0.680%), 10/25/2035	761,210
3,237,976		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	3,039,439
2,570,664		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,306,095
1,850,848		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,702,515
6,394,186		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	5,467,064
12,450,820	[2]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.175% (1-month USLIBOR +0.690%), 4/20/2062	12,183,319
73,073	[2]	Social Professional Loan Program LLC 2017-A, Class A1, 5.205% (1-month USLIBOR +0.700%), 3/26/2040	72,901
22,795	[2]	Social Professional Loan Program LLC 2018-A, Class A1, 4.855% (1-month USLIBOR +0.350%), 2/25/2042	22,672
		TOTAL	25,555,215
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $686,054,283)	652,219,307
		U.S. TREASURIES—2.1%
		U.S. Treasury Notes—2.1%
20,000,000		3.500%, 9/15/2025	19,775,076
10,000,000		4.500%, 11/30/2024	10,031,395
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,682,273)	29,806,471
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.0%
		Commercial Mortgage—2.0%
5,000,000	[2]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.709% (1-month USLIBOR +1.250%), 7/15/2035	4,865,381
4,000,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class A, 5.600% (1-month USLIBOR +1.030%), 12/19/2030	3,919,998
8,550,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class B, 5.920% (1-month USLIBOR +1.350%), 12/19/2030	8,314,862
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,254,602
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $29,632,216)	28,354,843
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
		Federal Home Loan Mortgage Corporation—1.1%
9		FHLMC REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	9
3,727		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	3,804
14,695		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	14,145
7,097		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	7,015
2,281		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	2,275
326,328	[2]	FHLMC REMIC, Series 3117, Class FE, 4.759% (1-month USLIBOR +0.300%), 2/15/2036	323,096
38,236	[2]	FHLMC REMIC, Series 3152, Class WF, 4.919% (1-month USLIBOR +0.460%), 2/15/2034	38,066
101,891	[2]	FHLMC REMIC, Series 3317, Class F, 4.859% (1-month USLIBOR +0.400%), 7/15/2036	101,081
47,371	[2]	FHLMC REMIC, Series 3542, Class NF, 5.209% (1-month USLIBOR +0.750%), 7/15/2036	47,635
170,324	[2]	FHLMC REMIC, Series 3556, Class FA, 5.369% (1-month USLIBOR +0.910%), 7/15/2037	171,449
10,184,059		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	9,118,250

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 6,552,041	[2]	FHLMC REMIC, Series KF95, Class AL, 4.651% (1-month USLIBOR +0.260%), 11/25/2030	$ 6,468,027
77,106		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	84,289
		TOTAL	16,379,141
		Federal National Mortgage Association—0.5%
11		FNMA REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	10
292	[2]	FNMA REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	292
53	[2]	FNMA REMIC, Series 1993-179, Class FO, 5.097% (3-month Constant Maturity Treasury +0.700%, Floor 4.000%), 10/25/2023	53
27,277		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	27,540
21,646	[2]	FNMA REMIC, Series 2002-52, Class FG, 5.005% (1-month USLIBOR +0.500%), 9/25/2032	21,627
3,045		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	2,980
79,203	[2]	FNMA REMIC, Series 2006-44, Class FK, 4.935% (1-month USLIBOR +0.430%), 6/25/2036	78,814
414,484	[2]	FNMA REMIC, Series 2007-97, Class FE, 4.955% (1-month USLIBOR +0.450%), 7/25/2037	412,358
50,805	[2]	FNMA REMIC, Series 2008-69, Class FB, 5.505% (1-month USLIBOR +1.000%), 6/25/2037	51,504
114,165	[2]	FNMA REMIC, Series 2009-69, Class F, 5.355% (1-month USLIBOR +0.850%), 4/25/2037	115,224
177,004	[2]	FNMA REMIC, Series 2010-74, Class AF, 5.045% (1-month USLIBOR +0.540%), 7/25/2037	176,585
134,509	[2]	FNMA REMIC, Series 2011-17, Class FP, 4.955% (1-month USLIBOR +0.450%), 3/25/2041	133,628
918,696	[2]	FNMA REMIC, Series 2012-1, Class PF, 4.905% (1-month USLIBOR +0.400%), 2/25/2042	908,101
761,904	[2]	FNMA REMIC, Series 2017-24, Class FB, 4.855% (1-month USLIBOR +0.350%), 4/25/2047	750,461
3,990,753	[2]	FNMA REMIC, Series 2020-68, Class FB, 4.805% (1-month USLIBOR +0.300%), 10/25/2060	3,922,009
8,008	[2]	FNMA REMIC, Class FB, 5.005% (1-month USLIBOR +0.500%), 8/25/2039	8,010
		TOTAL	6,609,196
		Government National Mortgage Association—0.1%
1,168,029	[2]	GNMA REMIC, Series 2013-H16, Class FA, 4.724% (1-month USLIBOR +0.540%), 7/20/2063	1,163,787
1,005,102	[2]	GNMA REMIC, Series 2013-H17, Class FA, 4.734% (1-month USLIBOR +0.550%), 7/20/2063	1,002,226
		TOTAL	2,166,013
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,461,157)	25,154,350
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.1%
		Non-Agency Mortgage—0.1%
2,044		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.365%, 3/25/2033	1,904
2,198		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,113
68,733		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.556%, 9/25/2034	46,498
604,665		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	503,918
420,419		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	348,571
17,124		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	17,115
171,107	[2]	Washington Mutual 2006-AR15, Class 1A, 3.267% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	156,998
195,189	[2]	Washington Mutual 2006-AR17, Class 1A, 2.869% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	173,467
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,482,406)	1,250,584
	[2]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
165,174		FHLMC ARM, 2.292%, 3/1/2033	166,260
1,410		FHLMC ARM, 5.342%, 11/1/2030	1,429
		TOTAL	167,689
		Federal National Mortgage Association—0.0%
191,262		FNMA ARM, 2.839%, 8/1/2033	182,317
174,597		FNMA ARM, 3.146%, 5/1/2034	169,192
78,054		FNMA ARM, 3.171%, 4/1/2028	76,140
8,646		FNMA ARM, 3.380%, 10/1/2027	8,453

Principal Amount or Shares			Value
	[2]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association—continued
$ 76,472		FNMA ARM, 3.828%, 5/1/2040	$ 75,823
		TOTAL	511,925
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $702,815)	679,614
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
34,989		FNMA, Pool 728568, 6.500%, 10/1/2033	37,328
		Government National Mortgage Association—0.0%
236		GNMA, Pool 354754, 7.500%, 2/15/2024	236
593		GNMA, Pool 423843, 8.500%, 8/15/2026	601
		TOTAL	837
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,839)	38,165
		INVESTMENT COMPANIES—2.7%
1,756,743		Bank Loan Core Fund	15,459,341
4,211,875		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[4]	4,211,875
18,661,858		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[4]	18,661,858
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $40,476,559)	38,333,074
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $1,508,198,487)	1,442,344,040
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(8,041,911)
		TOTAL NET ASSETS—100%	$1,434,302,129
At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	350	$71,976,954	March 2023	$264,801
United States Treasury Notes 5-Year Long Futures	1,150	$125,628,516	March 2023	$(211,506)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$53,295
The average notional value of long and short futures contracts held by the Fund throughout the period was $117,937,227 and $41,703,299, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Affiliates	Value as of 4/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income
Bank Loan Core Fund	$93,077,142	$2,152,657	$(74,851,000)	$697,320	$(5,616,778)	$15,459,341	1,756,743	$2,152,625
Federated Hermes Government Obligations Fund, Premier Shares*	$1,226,233	$54,418,590	$(51,432,948)	$—	$—	$4,211,875	4,211,875	$94,128
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$7,060,826	$775,261,638	$(763,671,870)	$197	$11,067	$18,661,858	18,661,858	$477,555
TOTAL OF AFFILIATED TRANSACTIONS	$101,364,201	$831,832,885	$(889,955,818)	$697,517	$(5,605,711)	$38,333,074	24,630,476	$2,724,308

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,111,161	$4,211,875

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$666,507,632	$0	$666,507,632
Asset-Backed Securities	—	652,219,307	—	652,219,307
U.S. Treasuries	—	29,806,471	—	29,806,471
Commercial Mortgage-Backed Securities	—	28,354,843	—	28,354,843
Collateralized Mortgage Obligations	—	25,154,350	—	25,154,350
Non-Agency Mortgage-Backed Securities	—	1,250,584	—	1,250,584
Adjustable Rate Mortgages	—	679,614	—	679,614
Mortgage-Backed Securities	—	38,165	—	38,165
Investment Companies	38,333,074	—	—	38,333,074
TOTAL SECURITIES	$38,333,074	$1,404,010,966	$0	$1,442,344,040
Other Financial Instruments:[1]
Assets	$264,801	$—	$—	$264,801
Liabilities	(211,506)	—	—	(211,506)
TOTAL OTHER FINANCIAL INSTRUMENTS	$53,295	$—	$—	$53,295

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit